Shareholders' equity and capital stock (Details 5) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of unvested options	826,425	276,365	0
Weighted- average remaining amortization life (years)	1 year 3 months 26 days
Aggregate Intrinsic Value	685,933
Grant Date One [Member]
Grant date	Jan. 28, 2011
Number of unvested options	133,147
Weighted- average remaining amortization life (years)	9 months 18 days
Aggregate Intrinsic Value	110,512
Grant Date Two [Member]
Grant date	Jan. 12, 2012
Number of unvested options	288,618
Weighted- average remaining amortization life (years)	1 year 11 days
Aggregate Intrinsic Value	239,553
Grant Date Three [Member]
Grant date	Dec. 07, 2012
Number of unvested options	404,660
Weighted- average remaining amortization life (years)	1 year 11 months 5 days
Aggregate Intrinsic Value	335,868